Note 4 - Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]

	December 31,
	2020	2019
New Venture	$9,158	$5,222
Imaging and Reservoir Services	680	6,539
Devices	1,424	54
Total	$11,262	$11,815

Unbilled receivables at December 31, 2019	$11,815
Recognition of unbilled receivables(a)	117,528
Revenues billed to customers(a)	(118,081)
Unbilled receivables at December 31, 2020	$11,262

	December 31,
	2020	2019
New Venture	$2,169	$1,956
Imaging and Reservoir Services	665	1,501
Devices	48	452
Optimization Software & Services	766	642
Total	$3,648	$4,551

Deferred revenue at December 31, 2019	$4,551
Cash collected in excess of revenue recognized	4,243
Recognition of deferred revenue(a)	(5,146)
Deferred revenue at December 31, 2020	$3,648